Employee Benefit Plan, Fair Value and NAV (Details) - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

3	Fair Value Measurements
Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurements are based on a framework that utilizes the inputs market participants use to determine the fair value of an asset or liability and establishes a fair value hierarchy to prioritize those inputs. The fair value hierarchy is comprised of three levels that are described below:

Level 1    Inputs to the valuation methodology are based on quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2    Observable inputs other than Level 1. Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in markets that are not active;
•Other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability

Level 3    Inputs to the valuation methodology are unobservable inputs based on little or no market activity and that are significant to the fair value of the assets and liabilities.
The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability based on the best information available under the circumstances. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Investment options are not common across all Plans participating in the Master Trust. There have been no changes in the methodologies used as of December 31, 2025 and 2024. There have been no significant transfers between leveling categories. The following is a description of the valuation methodologies used for the Master Trust assets measured at fair value.
Trane Technologies stock: These assets represent an investment in ordinary shares of the Company. The fund invests in ordinary shares of Trane Technologies plc, which is listed on the New York Stock Exchange ("NYSE") and was valued at its quoted market price at the daily close of the NYSE. Such assets are classified as Level 1.
Mutual funds: The shares of registered investment companies are valued at quoted market prices in an exchange or active market, which represent the daily Net Asset Value ("NAV") of shares held by the Master Trust at year end. Investments in registered investment companies generally may be redeemed daily and are classified as Level 1.
Mutual funds - target date retirement funds (related to employees participating in the Retirement Savings Plan for Participating Affiliates in Puerto Rico, which is part of the Master Trust): These assets represent investments in an asset mix of equity, fixed income and short term investments using an asset allocation strategy appropriate for the fund’s particular time frame. The asset mix is determined by a glide path based on the investor’s assumed age and target retirement year. These funds are valued at quoted market prices in active markets and are classified as Level 1.
Common collective trusts - index funds: These assets represent investments in common collective trusts that hold equity or fixed income securities. These funds have no unfunded commitments, redemption frequency restrictions, or other redemption restrictions. These assets are not available in an exchange or active market; however, the fair value is determined based on the daily NAV of the underlying assets as traded in an exchange or active market. NAV per share or the equivalent is used for fair value purposes as a practical expedient. NAVs are calculated by the investment manager or sponsor of the fund.
Common collective trusts - target date retirement funds: These assets represent investments in an asset mix of equity, fixed income and short term investments using an asset allocation strategy appropriate for the fund’s particular time frame. The asset mix is determined by a glide path based on the investor’s assumed age and target retirement year. These funds have no unfunded commitments, redemption frequency restrictions, or other redemption restrictions. These assets are not available in an exchange or active market; however, the fair value is determined based on the daily NAV of the underlying assets as traded in an exchange or active market. NAV per share or the equivalent is used for fair value purposes as a practical expedient. NAVs are calculated by the investment manager or sponsor of the fund.
Separate accounts - fixed income bond funds: These assets are privately managed investments created for a single group of plans in a single master trust maintained by the Company. The fund consists of fixed income securities similar to its benchmark index, the Barclay U.S. Aggregate Bond Index. There are no unfunded commitments, redemption frequency restrictions, or other redemption restrictions. The fair value is determined based on the daily NAV of the underlying assets as traded in an exchange or active market. NAV per share or the equivalent is used for fair value purposes as a practical expedient. NAVs are calculated by the investment manager or sponsor of the fund.
Separate accounts - stable value funds: These investments are privately managed investments created for a single group of plans in a single master trust maintained by the Company. The account primarily consists of investment contracts issued by financial institutions and other eligible stable value investments. The fair value is determined based on the daily NAV of the underlying assets as traded in an exchange or active market. NAV per share or the equivalent is used for fair value purposes as a practical expedient. NAVs are calculated by the investment manager or sponsor of the fund. There are no unfunded commitments or redemption frequency restrictions.  Transfers to other investment funds could be limited under certain conditions.
Self-directed brokerage accounts: Investments in the self-directed brokerage accounts are at current value based on published market quotations from individual investments composing the brokerage accounts. Such assets are classified as Level 1.
The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

EBP, Investment, Fair Value	$ 8,579,952,009	$ 7,759,736,605
EBP, Investment, Plan Interest in Master Trust, Fair Value	260,632,787	241,150,949
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	2,580,513,358	3,328,543,890
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	5,999,438,651	4,431,192,715
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Investment, Plan Interest in Master Trust, Fair Value	10,863,554	9,744,712
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	5,699,163,629	4,135,099,380
EBP, Investment, Plan Interest in Master Trust, Fair Value	183,340,128	147,756,141
EBP, Pooled Separate Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	300,275,022	296,093,335
EBP, Investment, Plan Interest in Master Trust, Fair Value	9,354,078	11,229,135
Trane Technologies Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,510,819	62,450,991
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	93,841,242	800,134,682
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 564,208	$ 9,969,970